Accounting policies - Additional Information (Details) £ in Millions, € in Billions			12 Months Ended
	Sep. 27, 2021 EUR (€) BOND	Jan. 01, 2021	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020
Disclosure Of Accounting Policies [Line Items]
Number of perpetual bonds issued | BOND	2
Perpetual Bonds | €	€ 1
Freehold Land or Assets Classified as Held-for-sale
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					0.00%
Global Software Solutions | Accounting Estimate
Disclosure Of Accounting Policies [Line Items]
Reduction in annual amortisation expense | £			£ 12	£ 26	£ 26
Top of Range | New Category Products [Member]
Disclosure Of Accounting Policies [Line Items]
Percentage of the entities operating profit					10.00%	10.00%
Top of Range | Land and Buildings
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					4.00%
Top of Range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					25.00%
Top of Range | Other Trademarks and Similar Assets
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					20 years
Top of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					5 years
Top of Range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		13 years				10 years
Bottom of Range | Land and Buildings
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					2.50%
Bottom of Range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					3.00%
Bottom of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					3 years